UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23340

Name of Fund:   Managed Account Series II

BlackRock U.S. Mortgage Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account

Series II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 3.3%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 4.21%, 09/15/26(a)(b)	USD	790	$796,326
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 3.56%, 03/15/28(a)(b)		1,940	1,925,632
CWABS, Inc. Trust, Series 2004-6, Class 2A4, (LIBOR USD 1 Month + 0.90%), 3.41%, 11/25/34(a)		16	16,097
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.81%, 08/15/30(a)(b)		1,000	998,538
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(c)		474	472,011
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (LIBOR USD 1 Month + 0.11%), 2.62%, 11/25/36(a)		10	4,203
Progress Residential Trust(b):
Series 2015-SFR2, Class A, 2.74%, 06/12/32		786	776,561
Series 2017-SFR1, Class A, 2.77%, 08/17/34		419	407,400
Scholar Funding Trust, Series 2011-A, Class A, (LIBOR USD 3 Month + 0.90%), 3.66%, 10/28/43(a)(b)		416	416,193
SMB Private Education Loan Trust, Series 2015-C, Class A3, (LIBOR USD 1 Month + 1.95%), 4.46%, 08/16/32(a)(b)		500	514,598
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 04/17/23		700	699,982

Total Asset-Backed Securities — 3.3% (Cost: $7,021,915)			7,027,541

Non-Agency Mortgage-Backed Securities — 11.7%

Collateralized Mortgage Obligations — 1.2%
Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 07/25/19		14	13,591
Banc of America Mortgage Trust, Series 2005-I, Class 2A5, 4.47%, 10/25/35(d)		216	215,148
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35		102	100,442
CSMC Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		16	15,560
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57		494	496,492
Series 2018-3, Class MA, 3.50%, 08/25/57		665	668,413
Series 2018-4, Class MA, 3.50%, 03/25/58		1,171	1,174,711

			2,684,357

Commercial Mortgage-Backed Securities — 8.6%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(b)		370	381,203
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 4.63%, 09/15/34(b)(d)		210	208,157
AREIT Trust, Series 2018-CRE1, Class A, 3.36%, 02/14/35(b)(c)(d)		429	422,128
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 5.56%, 12/15/36(b)(d)		330	327,929
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 3.36%, 01/15/33(b)(d)		193	190,644
BSPRT Issuer Ltd., Series 2017-FL2, Class A, 3.33%, 10/15/34(b)(c)(d)		72	71,020
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.36%, 04/10/29(b)		950	947,232
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		2,699	2,779,367
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		380	387,318

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/31(b)(d)	USD	400	$391,349
CLNS Trust, Series 2017-IKPR, Class E, 6.02%, 06/11/32(b)(d)		385	384,996
Commercial Mortgage Trust:
Series 2014-TWC, Class A, 3.36%, 02/13/32(b)(d)		1,145	1,145,001
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		345	355,013
Series 2015-CR23, Class CMB, 3.68%, 05/10/48(b)(d)		800	803,024
Series 2015-CR25, Class C, 4.54%, 08/10/48(d)		50	49,168
Series 2015-CR26, Class ASB, 3.37%, 10/10/48		400	404,436
Series 2017-PANW, Class A, 3.24%, 10/10/29(b)		1,580	1,558,232
CSMC Trust, Series 2016-MFF, Class A, 4.11%, 11/15/33(b)(d)		222	222,565
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(b)(d)		215	211,364
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 5.37%, 05/03/32(b)		335	371,392
GS Mortgage Securities Corp. Trust, Series 2018-CHLL, Class D, 4.16%, 02/15/37(b)(d)		100	98,965
GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, 07/10/48		54	47,269
IMT Trust, Series 2017-APTS, Class BFX, 3.50%, 06/15/34(b)(d)		1,250	1,228,628
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class A5, 3.80%, 07/15/47		650	668,293
Series 2016-NINE, Class A, 2.85%, 10/06/38(b)(d)		640	613,904
LMREC, Inc., Series 2016-CRE2, Class A, 4.21%, 11/24/31(b)(d)		310	309,999
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50		905	924,653
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		80	64,563
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/32(b)		595	606,223
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.46%, 06/15/35(b)(d)		190	187,312
RAIT Trust, Series 2017-FL7, Class A, 3.46%, 06/15/37(b)(d)		310	305,957
Wells Fargo Commercial Mortgage Trust, Series 2018-BXI, Class E, 4.67%, 12/15/36(b)(d)		100	97,421
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A4, 3.41%, 08/15/47		675	680,662
Series 2014-C22, Class C, 3.76%, 09/15/57(d)		63	60,191
Series 2014-LC14, Class A4, 3.77%, 03/15/47		900	922,582

			18,428,160

Interest Only Commercial Mortgage-Backed Securities — 1.9%(d)
BANK, Series 2017-BNK9, Class XA, 0.82%, 11/15/54		4,344	241,308
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.73%, 05/10/58		2,894	269,921
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class XA, 1.38%, 02/10/48		8,437	539,193
Series 2017-P8, Class XA, 0.93%, 09/15/50		1,084	67,570
Core Industrial Trust(b):
Series 2015-TEXW, Class XA, 0.77%, 02/10/34		9,131	181,280
Series 2015-WEST, Class XA, 0.93%, 02/10/37		4,515	226,384
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class XA, 0.57%, 11/15/51		1,301	56,361
CSMC OA LLC, Series 2014-USA, Class X1, 0.55%, 09/15/37(b)		10,500	303,109
DBJPM Mortgage Trust, Series 2016-C1, Class XA, 1.48%, 05/10/49		4,415	349,223

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XA, 1.00%, 12/15/48	USD	2,018	$102,869
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class XA, 0.99%, 03/15/50		22,426	1,343,766
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class XA, 1.23%, 11/15/50		3,888	314,838

			3,995,822

Total Non-Agency Mortgage-Backed Securities — 11.7% (Cost: $25,262,028)			25,108,339

U.S. Government Sponsored Agency Securities — 208.4%

Collateralized Mortgage Obligations — 4.8%
Federal Home Loan Mortgage Corp., Series 4398, Class ZX, 4.00%, 09/15/54(c)		296	309,245
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2411, Class FJ, (LIBOR USD 1 Month + 0.35%), 2.86%, 12/15/29(a)		5	5,317
Federal National Mortgage Association:
Series 2010-134, Class KZ, 4.50%, 12/25/40		466	492,271
Series 2011-131, Class LZ, 4.50%, 12/25/41		234	247,839
Series 2011-8, Class ZA, 4.00%, 02/25/41		1,278	1,323,314
Series 2017-69, Class HA, 3.00%, 06/25/46		2,320	2,308,566
Series 2017-87, Class UA, 3.50%, 12/25/44		1,103	1,116,712
Federal National Mortgage Association Variable Rate Notes, Series 2019-1, Class AF, (LIBOR USD 1 Month + 0.50%), 3.01%, 02/25/49(a)		1,070	1,070,028
Government National Mortgage Association:
Series 2009-122, Class PY, 6.00%, 12/20/39		117	126,994
Series 2018-164, Class AF, (LIBOR USD 1 Month + 0.40%), 2.90%, 12/20/48(a)		1,972	1,963,998
Series 2019-5, Class P, 3.50%, 07/20/48		800	800,688
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.81%, 07/20/39(e)		476	527,100

			10,292,072

Commercial Mortgage-Backed Securities — 2.8%
Federal Home Loan Mortgage Corp.:
Series K058, Class A2, 2.65%, 08/25/26		290	281,054
Series K076, Class A2, 3.90%, 04/25/28		710	747,910
Series K079, Class A2, 3.93%, 06/25/28		1,005	1,060,607
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes(e):
Series K082, Class A2, 3.92%, 09/25/28		165	174,276
Series K086, Class A2, 3.86%, 11/25/28		1,160	1,216,000
Federal National Mortgage Association ACES Variable Rate Notes(e):
Series 2017-M15, Class A2, 2.96%, 09/25/27		1,015	996,701
Series 2018-M7, Class A2, 3.05%, 03/25/28		230	227,149
Series 2019-M1, Class A2, 3.56%, 09/25/28		700	716,891
FHLMC Multifamily Structured Pass-Through Certificates, Series K087, Class A2, 3.77%, 12/25/28		631	649,878

			6,070,466

Interest Only Collateralized Mortgage Obligations — 1.7%
Federal Home Loan Mortgage Corp.:
Series 4062, Class GI, 4.00%, 02/15/41		388	39,869
Series 4791, Class LI, 3.00%, 05/15/48		1,241	216,747
Federal National Mortgage Association:
Series 2013-10, Class PI, 3.00%, 02/25/43		1,281	129,225
Series 2014-68, Class YI, 4.50%, 11/25/44		587	122,500
Series 2018-63, 3.00%, 09/25/48		2,528	477,417

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association Variable Rate Notes(a):
Series 2016-60, Class SD, (LIBOR USD 1 Month + 6.10%), 3.59%, 09/25/46	USD	2,392	$336,729
Series 2016-78, Class CS, (LIBOR USD 1 Month + 6.10%), 3.59%, 05/25/39		3,039	436,398
Series 2016-81, Class CS, (LIBOR USD 1 Month + 6.10%), 3.59%, 11/25/46		1,641	222,007
Series 2017-14, Class DS, (LIBOR USD 1 Month + 6.05%), 3.54%, 03/25/47		2,404	425,636
Series 2017-70, Class SA, (LIBOR USD 1 Month + 6.15%), 3.64%, 09/25/47		1,545	279,711
Government National Mortgage Association:
Series 2014-113, Class NI, 5.00%, 07/20/44		721	153,599
Series 2017-139, Class IB, 4.50%, 09/20/47		1,722	309,338
Series 2017-144, Class DI, 4.50%, 09/20/47		1,246	222,253
Series 2018-89, Class CI, 5.00%, 12/20/47		1,529	320,632

			3,692,061

Interest Only Commercial Mortgage-Backed Securities — 3.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes, Series K722, Class X1, (LIBOR USD 1 Month + 0.00%), 1.31%, 03/25/23(a)		3,812	165,004
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2015-K718, Class X2A, 0.10%, 02/25/48(b)(e)		69,000	162,088
Federal National Mortgage Association ACES Variable Rate Notes, Series 2016-M4, Class X2, 2.63%, 01/25/39(e)		1,532	135,758
Government National Mortgage Association Variable Rate Notes(e):
Series 2013-63, 0.79%, 09/16/51		21,030	1,104,832
Series 2015-171, 0.89%, 11/16/55		11,892	718,126
Series 2016-175, 0.92%, 09/16/58		7,896	573,630
Series 2016-28, 0.91%, 12/16/57		15,413	1,069,485
Series 2016-45, 1.01%, 02/16/58		13,501	1,015,646
Series 2016-67, 1.17%, 07/16/57		8,014	642,548
Series 2017-127, 0.72%, 02/16/59		12,580	830,512
Series 2017-171, 0.70%, 09/16/59		7,046	459,626
Series 2017-53, 0.69%, 11/16/56		8,530	505,075
Series 2017-54, 0.65%, 12/16/58		1,428	87,652
Series 2017-64, 0.72%, 11/16/57		14,178	942,940

			8,412,922

Mortgage-Backed Securities — 195.2%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31		2,127	2,097,836
2.50%, 02/15/34(f)		1,684	1,656,188
3.00%, 09/01/27 - 12/01/46		6,747	6,684,670
3.00%, 02/15/34 - 02/15/49(f)		9,540	9,420,554
3.50%, 02/15/34 - 02/15/49(f)		6,908	6,963,853
3.50%, 12/01/40 - 01/01/48		7,089	7,177,257
3.50%, 12/01/43 - 08/01/45(g)		8,681	8,798,921
4.00%, 02/15/34 - 02/15/49(f)		7,969	8,164,653
4.00%, 08/01/40 - 07/01/48		2,639	2,727,450
4.00%, 01/01/47 - 06/01/48(g)		3,597	3,722,006
4.50%, 07/01/26 - 01/01/49		16,209	17,015,225
4.50%, 08/01/48(g)		3,602	3,802,281
5.00%, 11/01/24 - 02/01/42		1,414	1,510,011
5.00%, 05/01/35(g)		378	404,115
5.00%, 02/15/49(f)		592	622,629
5.50%, 02/01/35 - 06/01/41		874	943,466
6.00%, 08/01/28 - 11/01/39		28	31,004

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association:
2.00%, 10/01/31 - 03/01/32	USD	1,320	$1,268,299
2.50%, 04/01/30 - 02/01/33		8,068	7,950,170
2.50%, 02/25/34 - 02/25/49(f)		6,244	6,115,703
3.00%, 04/01/28 - 03/01/47		22,296	22,052,221
3.00%, 02/25/34 - 02/25/49(f)		38,829	38,846,053
3.00%, 12/01/42 - 08/01/43(g)		4,370	4,317,209
3.13%, 09/01/27		451	451,592
3.16%, 03/01/27		687	689,330
3.50%, 11/01/27 - 01/01/48		22,228	22,521,514
3.50%, 02/25/34 - 02/25/49(f)		24,282	24,410,596
3.50%, 07/01/43 - 06/01/44(g)		8,269	8,374,897
4.00%, 08/01/31 - 01/01/57		28,321	29,264,353
4.00%, 10/01/40 - 03/01/47(g)		10,769	11,152,255
4.00%, 02/25/49(f)		1,592	1,629,561
4.50%, 07/01/24 - 07/01/48		9,055	9,533,934
4.50%, 07/01/44 - 12/01/48(g)		20,138	21,239,816
4.50%, 02/25/49(f)		15,671	16,287,433
4.99%, 09/01/44		94	100,548
5.00%, 01/01/23 - 12/01/48		2,802	2,952,550
5.00%, 06/01/39 - 02/01/49(g)		9,796	10,360,373
5.00%, 02/25/49 - 03/25/49(f)		12,744	13,395,995
5.50%, 06/01/24 - 03/01/40		1,241	1,344,534
6.00%, 12/01/32 - 09/01/40		1,494	1,639,291
6.50%, 09/01/36 - 05/01/40		251	282,575
Government National Mortgage Association:
3.00%, 02/15/45 - 12/20/46		2,204	2,193,035
3.00%, 04/20/46 - 08/20/46(g)		11,849	11,781,395
3.50%, 01/15/42 - 10/20/46		2,847	2,889,133
3.50%, 02/20/44 - 06/20/46(g)		13,182	13,363,718
3.50%, 03/20/46(h)		7,086	7,185,044
3.50%, 02/15/49(f)		576	583,301
4.00%, 04/20/39 - 01/15/48		3,336	3,456,576
4.00%, 02/15/49(f)		17,339	17,839,528
4.50%, 09/20/39 - 06/20/44		2,876	3,023,424
4.50%, 03/15/40 - 08/20/48(g)		2,992	3,124,157
4.50%, 02/15/49 - 03/15/49(f)		10,887	11,294,620
5.00%, 12/15/34 - 07/20/44		1,333	1,430,421
5.00%, 10/20/39(g)		1,652	1,762,621
5.00%, 02/15/49(f)		830	866,740
5.50%, 07/15/38 - 12/20/41		927	1,005,795
6.50%, 10/15/38 - 02/20/41		352	395,285

			420,117,714

Total U.S. Government Sponsored Agency Securities — 208.4% (Cost: $450,004,120)			448,585,235

U.S. Treasury Obligations — 2.3%
U.S. Treasury Inflation Linked Notes, 0.63%, 04/15/23		5,033	5,009,025

Total U.S. Treasury Obligations — 2.3% (Cost: $4,990,455)			5,009,025

Total Long-Term Investments — 225.7% (Cost: $487,278,518)			485,730,140

Security	Shares		Value

Short-Term Securities — 0.2%
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.20%(i)		353,632	$353,632

Total Short-Term Securities — 0.2% (Cost: $353,632)			353,632

Total Options Purchased — 0.1% (Cost: $142,032)			255,069

Total Investments Before TBA Sale Commitments and Options Written — 226.0% (Cost: $487,774,182)			486,338,841

Total Options Written — (0.3)% (Premium Received — $227,431)			(495,966)

	Par (000)

TBA Sale Commitments — (96.1)%(f)

Mortgage-Backed Securities — (96.1)%
Federal Home Loan Mortgage Corp.:
2.50%, 02/15/34	USD	123	(120,968)
3.00%, 02/15/34 - 02/15/49		364	(360,117)
3.50%, 02/15/49 - 03/15/49		7,106	(7,145,240)
4.00%, 02/15/49		169	(173,090)
4.50%, 02/15/49		5,662	(5,888,148)
Federal National Mortgage Association:
2.00%, 02/25/34		569	(546,546)
2.50%, 02/25/34 - 03/25/34		10,590	(10,418,354)
3.00%, 02/25/34 - 03/25/49		30,054	(29,921,848)
3.50%, 02/25/34 - 03/25/49		95,403	(95,949,123)
4.00%, 02/25/34 - 02/25/49		10,272	(10,516,127)
4.50%, 02/25/49		26,976	(28,037,271)
5.00%, 02/25/49		5,762	(6,061,399)
5.50%, 02/25/49		333	(353,552)
Government National Mortgage Association:
3.00%, 02/15/49		4,310	(4,278,082)
3.50%, 02/15/49		3,294	(3,336,104)
4.00%, 02/15/49		1,520	(1,563,878)
4.50%, 02/15/49		2,100	(2,180,391)

Total TBA Sale Commitments — (96.1)% (Proceeds: $205,619,854)			(206,850,238)

Total Investments Net of TBA Sale Commitments and Options Written — 129.6% (Cost: $281,926,897)			278,992,637

Liabilities in Excess of Other Assets — (29.6)%			(63,785,669)

Net Assets — 100.0%			$215,206,968

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock U.S. Mortgage Portfolio

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Represents or includes a TBA transaction.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Annualized 7-day yield as of period end.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas SA	2.63%	01/11/19	02/01/19	$1,875,000	$1,877,466	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/01/19	1,697,000	1,699,232	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	2,455,000	2,458,228	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	2,155,000	2,157,834	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	1,697,000	1,699,232	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	2,318,000	2,321,048	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	5,246,000	5,252,898	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	1,238,000	1,239,628	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	4,011,000	4,016,274	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	1,471,000	1,472,934	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	4,039,000	4,044,311	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	1,262,000	1,263,660	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	2,373,000	2,376,120	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	3,215,000	3,219,228	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	2,951,000	2,954,881	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	1,304,000	1,305,715	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	2,040,000	2,042,683	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	2,874,000	2,877,779	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	2,299,000	2,302,023	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	1,563,000	1,565,055	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	1,185,000	1,186,558	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	1,457,000	1,458,916	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	1,361,000	1,362,790	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	2,811,000	2,814,696	U.S. Government Sponsored Agency Securities	Up to 30 days

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock U.S. Mortgage Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas SA	2.63%	01/11/19	02/13/19	$3,326,000	$3,330,374	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	1,268,000	1,269,667	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	3,672,000	3,676,829	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	8,079,000	8,089,624	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	2,218,000	2,220,917	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	1,434,000	1,435,886	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	6,088,000	6,096,006	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	2,963,000	2,966,896	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	3,061,000	3,065,025	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	2,246,000	2,248,953	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	1,750,000	1,752,301	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	1,293,000	1,294,700	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	2,038,000	2,040,680	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	4,002,000	4,007,263	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	1,558,000	1,560,049	U.S. Government Sponsored Agency Securities	Up to 30 days
BNP Paribas SA	2.63%	01/11/19	02/13/19	1,215,000	1,216,598	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.90%	01/31/19	02/01/19	392,000	392,032	U.S. Government Sponsored Agency Securities	Overnight

				$101,500,000	$101,632,989

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Long Bond	15	03/20/19	$2,200	$17,229
U.S. Treasury Ultra Bond	10	03/20/19	1,611	59,738

				76,967

Short Contracts
3 Month Eurodollar	4	03/18/19	974	(1,468)
U.S. Treasury 10 Year Note	105	03/20/19	12,859	(82,395)
U.S. Treasury 10 Year Ultra Note	6	03/20/19	784	(27,945)
U.S. Treasury 2 Year Note	3	03/29/19	637	(1,082)
U.S. Treasury 5 Year Note	20	03/29/19	2,297	(2,066)
3 Month Eurodollar	4	06/17/19	974	(2,680)
3 Month Eurodollar	4	09/16/19	974	(4,705)
3 Month Eurodollar	4	12/16/19	974	(3,920)
3 Month Eurodollar	4	03/16/20	975	(4,830)
3 Month Eurodollar	4	06/15/20	975	(5,318)
3 Month Eurodollar	4	09/14/20	976	(7,155)
3 Month Eurodollar	4	12/14/20	976	(505)

				(144,069)

				$(67,102)

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock U.S. Mortgage Portfolio

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate			Value
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.00%	Semi-Annual	Barclays Bank plc	05/31/19	3.00%	USD	21,300	$184,212
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.35%	Semi-Annual	Citibank NA	07/10/19	2.35%	USD	11,530	16,302
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.70%	Semi-Annual	Barclays Bank plc	06/10/19	2.70%	USD	2,249	29,094
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.47%	Semi-Annual	Citibank NA	07/05/19	2.47%	USD	4,103	25,419

										255,027

Put
10-Year Interest Rate Swap	3.77%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/24/19	3.77%	USD	2,610	42

										$255,069

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.90%	Semi-Annual	Bank of America NA	02/28/19	2.90%	USD	10,600	$(63,211)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.70%	Semi-Annual	Citibank NA	03/05/19	2.70%	USD	12,000	(28,784)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.85%	Semi-Annual	Barclays Bank plc	05/20/19	2.85%	USD	10,700	(63,369)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.60%	Semi-Annual	Barclays Bank plc	05/31/19	2.60%	USD	21,300	(55,930)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.80%	Semi-Annual	Barclays Bank plc	05/31/19	2.80%	USD	21,300	(110,833)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.71%	Semi-Annual	Citibank NA	03/14/19	2.71%	USD	6,400	(59,630)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.65%	Semi-Annual	Citibank NA	06/07/19	2.65%	USD	12,000	(114,190)

										(495,947)

Put
2-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/21/19	3.20%	USD	12,100	(3)
2-Year Interest Rate Swap	3.33%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/30/19	3.33%	USD	10,500	(16)

										(19)

										$(495,966)

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock U.S. Mortgage Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency				Notional Amount (000)
3 month LIBOR	Quarterly	3.01%	Semi-Annual	N/A		09/30/20	USD	5,500	$34,629	$–	$34,629
3 month LIBOR	Quarterly	2.63%	Semi-Annual	N/A		01/08/21	USD	11,400	1,178	–	1,178
2.50%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/29/23	USD	14,285	17,981	–	17,981
2.71%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/06/23	USD	14,245	(194,384)	–	(194,384)
3 month LIBOR	Quarterly	2.90%	Semi-Annual	N/A		12/11/23	USD	3,700	61,050	–	61,050
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/21/28	USD	1,000	(14,720)	–	(14,720)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/24/28	USD	166	(2,520)	–	(2,520)
2.72%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/08/29	USD	955	(2,721)	–	(2,721)
3 month LIBOR	Quarterly	2.69%	Semi-Annual	N/A		01/08/29	USD	1,702	911	–	911
2.81%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/29/29	USD	184	(2,051)	–	(2,051)
2.76%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/31/29	USD	148	(1,070)	–	(1,070)
3 month LIBOR	Quarterly	3.35%	Semi-Annual	04/26/19	(a)	04/26/29	USD	423	24,659	–	24,659
3.26%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19	(a)	04/26/29	USD	600	(30,524)	–	(30,524)
3.23%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19	(a)	04/26/29	USD	144	(6,918)	–	(6,918)
2.93%	Semi-Annual	3 month LIBOR	Quarterly	06/12/19	(a)	06/12/29	USD	697	(14,660)	–	(14,660)

									$(129,160)	$–	$(129,160)

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	JP Morgan Securities LLC	09/17/58	USD 3,100	$228,331	$328,681	$(100,350)
CMBX.NA.12.BBB-	3.00%	Monthly	Credit Suisse International	08/17/61	USD 2,350	192,569	192,557	12

						$420,900	$521,238	$(100,338)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	3,100	$(228,331)	$(359,739)	$131,408

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate		2.74%

Currency

USD — United States Dollar

Portfolio Abbreviations

CSMC — Credit Suisse Mortgage Capital

LIBOR — London Interbank Offered Rate

OTC — Over-the-counter

S&P — Standard & Poor’s

TBA — To-be-announced

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock U.S. Mortgage Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$6,555,530	$472,011	$7,027,541
Non-Agency Mortgage-Backed Securities	—	24,615,191	493,148	25,108,339
U.S. Government Sponsored Agency Securities	—	448,275,990	309,245	448,585,235
U.S. Treasury Obligations	—	5,009,025	—	5,009,025
Short-Term Securities	353,632	—	—	353,632
Options Purchased:
Interest rate contracts	—	255,069	—	255,069
Liabilities:
TBA Sale Commitments	—	(206,850,238)	—	(206,850,238)

	$353,632	$277,860,567	$1,274,404	$279,488,603

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$131,420	$—	$131,420
Interest rate contracts	76,967	140,408	—	217,375
Liabilities:
Credit contracts	—	(100,350)	—	(100,350)
Interest rate contracts	(144,069)	(765,534)	—	(909,603)

	$(67,102)	$(594,056)	$—	$(661,158)

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, Reverse Repurchase Agreements of $101,632,989 are categorized as Level 2 within the disclosure hierarchy.

During the period ended January 31, 2019, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Investments:
Assets:
Opening Balance, as of April 30, 2018	$2,516,254	$615,000	$156,035	$3,287,289
Transfers into Level 3	—	439,859	289,550	729,409
Transfers out of Level 3(a)	(1,941,222)	—	(156,035)	(2,097,257)
Accrued discounts/premiums	—	—	(336)	(336)
Net realized gain (loss)	3,317	—	—	3,317
Net change in unrealized appreciation (depreciation)(b)	(2,892)	(7,004)	11,290	1,394
Purchases	—	—	8,741	8,741
Sales	(103,446)	(554,707)	—	(658,153)

Closing Balance, as of January 31, 2019	$472,011	$493,148	$309,245	$1,274,404

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2019	$(2,892)	$(7,004)	$11,290	$1,394

(a)

As of April 30, 2018, the Fund used significant unobservable inputs in determining the value of certain investments. As of January 31, 2019, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Managed Account Series II

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Managed Account Series II

Date:	March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of Managed Account Series II

Date:	March 22, 2019